Government Grants	6 Months Ended
Jun. 30, 2025
Government Grants [Abstract]
Government Grants

Note 13. Government Grants

The Company has government grants for the purchase or construction of long-lived assets. The Company presents grants received related to long-lived assets as a non-current deferred grants liability on the Condensed Consolidated Balance Sheets and recognizes revenue through profit or loss over the useful life of the underlying assets.

Tax Incremental Financing

On June 6, 2022, the Company executed a Tax Increment Financing Agreement (the “TIF Agreement”) with the Stillwater Economic Development Authority (the “Authority”), a public trust having as its beneficiary the City of Stillwater, Oklahoma (the “City”), whereby the Authority will provide upfront development financing assistance to the Company of up to $7.0 million for the development of the Stillwater Facility (the “Upfront Assistance”). Additionally, entry into the TIF Agreement made USARE LLC eligible to receive a manufacturing and research and development Ad Valorem Tax Exemption for a period of five years and thereafter requires the Authority to disburse to the Company 90% of the incremental Ad Valorem taxes generated by the Ad Valorem taxes assessed against the Stillwater Facility and paid by the Company. Under the terms of the TIF Agreement, among other things, the Company is required to complete the Stillwater Facility and in doing so to make an investment of approximately $140.0 million and to employ a specified number of employees at specified levels of median compensation at various stages of the development. Subject to agreed extensions, USARE LLC is also required to commence certain phases of the development of the Stillwater Facility by no later than March 31, 2026 and complete that advanced development by no later than June 30, 2027. Should the Company default on its obligations under the Stillwater Redevelopment Agreement, the Authority may terminate the agreement and make demand for immediate repayment in full of the Upfront Assistance.

As of June 30, 2025 and December 31, 2024, the Company recorded $7.0 million of deferred grant income related to cash received to date as part of the TIF Agreement, all of which is noncurrent as a component of Deferred grants. As of June 30, 2025, the Company has not recognized any of the deferred grant income amounts in profit or loss related to the TIF Agreement as the associated long-lived assets requirement and employment obligations have not been met. The Company filed the Ad Valorem Tax Exemption application for the year ending December 31, 2023, in March of 2023. Approval was received November 14, 2023 from the Stillwater Economic Development Authority for the Five-Year Ad Valorem Tax Exemption. As such, the Company has not incurred any real and personal ad valorem taxes to date.

Governor’s Fund

On April 15, 2022, the Company entered into an agreement with the Oklahoma Department of Commerce to receive a $1.2 million award to be used for the renovation of an existing building at the Stillwater Facility (the “Governor’s Fund Agreement”), to be paid in $0.6 million increments when the Company had cumulatively spent $1.0 million and $2.0 million by March 31, 2023 and May 31, 2023, respectively, in qualifying costs related to developing the Stillwater Facility. Per the terms of the Governor’s Fund Agreement, the award is subject to repayment if the Company does not comply with certain investment requirements and employee headcount and compensation standards.

During 2022, the Company incurred qualifying costs that exceeded the cumulative $2.0 million threshold specified in the contract. The total award of $1.2 million was requested and received by the Company on April 6, 2022 and was recorded as deferred grant income at the time, which will be recognized over the useful life of the related assets once placed in service.

Jobs Program

In 2022, the Company was accepted for the Oklahoma Quality Jobs Program (“Jobs Program”), an incentive that provides qualifying companies quarterly cash rebates of up to 5.0% of the wages paid for new direct jobs created by the Company for a period of up to 10 years, with a maximum payout of approximately $2.8 million, subject to the Company fulfilling certain obligations pursuant to an agreement between USA Rare Earth Magnets, LLC, a subsidiary of the Company, and the State of Oklahoma, dated December 19, 2022 (the “Jobs Program Agreement”), including that the Company must meet or exceed applicable payroll and employee headcount requirements and that the Company maintain operations in Oklahoma for a specified period. The Company is eligible to make claims under the Jobs Program; however, as of June 30, 2025, no claims have been submitted and the Company has not yet recognized any reductions in payroll expense related to the Jobs Program. The Company is expecting to apply for claims by the end of 2025 for eligible quarters, as terms of the Jobs Program Agreement require that the first claim be made on or prior to January 1, 2026.